Debt securities	12 Months Ended
Dec. 31, 2023
Debt securities
Debt securities
13.	Debt securities

The table below discloses investments in debt securities and term deposits by classes and its credit risk exposure as of December 31, 2023:

As of December 31, 2023
Stage 1
Securities accounted at FVOCI
Foreign government bonds	3,420

Deposits accounted at amortised cost
Term deposit in bank rated A and above	1,573
Total debt securities	4,993

The table below discloses investments in debt securities by classes and its credit risk exposure as of December 31, 2022:

	As of December 31, 2022
	Stage 1	Stage 2	Total
Securities accounted at FVOCI
Foreign government bonds	1,021	—	1,021
Russian government bonds	5,632	—	5,632
Corporate bonds rated ruAA-and above	1,381	99	1,480
Corporate bonds rated ruA-and above	4,687	—	4,687

Securities accounted at amortised cost
Russian government bonds	4,160	—	4,160
Credit loss allowance	(5)	—	(5)
Total debt securities	16,876	99	16,975

The Group has no internal grading system for debt securities’ credit risk rating grades analysis. During the year 2022 International rating agencies withdrew all ratings from Russian companies. Credit quality of debt securities presented is based on external scale of Russian rating agencies.